Equity-Based Compensation (Q1) (Tables)	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
A summary of RSU activity for the three months ended March 31, 2021 is as follows:

	Number of RSUs	Weighted-Average Grant-Date Fair Value Per RSUs
Balance as of December 31, 2020	—	$—
Granted	4,759,375	13.04
Vested	(1,952,685)	13.04
Forfeited	—	—
Balance as of March 31, 2021	2,806,690	$13.04